Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 2,476	$ 383	¥ 3,436	¥ 278
Purchases of services provided by related parties	3,771	583	1,702	610
Lease expense to related party	108	17	53
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Services provided to related parties	2,476	383	3,436	225
Purchases of services provided by related parties	3,525	545	1,702
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")
Related Party Transaction [Line Items]
Services provided to related parties				53
Purchases of services provided by related parties	24	4
Shanghai Jiaxin Travel Agency("Jiaxin Travel")
Related Party Transaction [Line Items]
Purchases of services provided by related parties				¥ 610
Shanghai Jing'an Four Seasons Bridge Club ("Bridge Club")
Related Party Transaction [Line Items]
Purchases of services provided by related parties	222	34
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Lease expense to related party	¥ 108	$ 17	¥ 53